STOCKHOLDERS' EQUITY (DEFICIENCY) (Schedule of Warrant Activity) (Details) (Warrants [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Warrants [Member]
Number of Warrants
Outstanding	10,677
Warrants granted	204,943	10,677
Warrants exercised
Warrants forfeited or expired
Outstanding	215,620	10,677
Exercisable at December 31, 2013	215,620
Weighted-Average Exercise Price
Outstanding	$ 1.08
Warrants granted	$ 3.34	$ 1.08
Warrants exercised
Warrants forfeited or expired
Outstanding	$ 3.23	$ 1.08
Exercisable at December 31, 2013	$ 3.23
Weighted-Average Contractual Term
Outstanding at December 31, 2013	5 years
Exercisable at December 31, 2013	5 years
Aggregate Intrinsic Value
Outstanding
Outstanding	1,276,665
Exercisable at December 31, 2013	$ 1,276,665